MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Loss on fair value of marketable securities	$ 105	$ 0	$ 0
RBPlats [Member]
Statement [Line Items]
Number of equity instruments received	4,524,279
Loss on fair value of marketable securities	$ 105	$ 0